Consolidated Balance Sheets (Parenthetical) (CAD)	Dec. 31, 2011	Dec. 31, 2010
Class A preferred shares, without par value
Class A preferred shares, shares issued
Class A preferred shares, shares outstanding
Common shares, without par value
Common shares, Shares issued	103,675,444	101,998,012
Common shares, Shares outstanding	103,675,444	101,998,012